Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

Euroseas Ltd. (the “Company” or “Euroseas”) was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. On June 28, 2005, the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company. On June 29, 2005, Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus becoming the sole shareholder of Euroseas Ltd. at that time. In January 2007, the Company pursued a public offering and its common shares started trading on the Nasdaq Global Market under the ticker symbol “ESEA” on January 31, 2007 and since June 26, 2015, its common shares trade on the Nasdaq Capital Market.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note 8).

The Pittas family is the controlling shareholder of Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc. and Family United Navigation Co., which, in turn, own 57.3% of the Company’s shares as of December 31, 2024.

The Company is engaged in the ocean transportation of containers through ownership and operation of container carrier ship-owning companies. Details of the Company’s wholly owned subsidiaries as of December 31, 2024, are set out below:

a)	Subsidiaries owning vessels in operation

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Noumea Shipping Ltd, incorporated in the Republic of Liberia on May 14, 2008, owner of the Marshall Islands flag 34,677 DWT / 2,556 TEU container carrier M/V “Evridiki G” (previously named “Maersk Noumea”), which was built in 2001 and acquired on May 22, 2008.

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Joanna Maritime Ltd., incorporated in the Republic of Liberia on June 10, 2013, owner of the Liberian flag 22,301 DWT / 1,732 TEU container carrier M/V “Joanna”, which was built in 1999 and acquired on July 4, 2013.

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Jonathan John Shipping Ltd., incorporated in the Republic of the Marshall Islands on August 19, 2016, owner of the Panamanian flag 18,581 DWT / 1,439 TEU container carrier M/V “Aegean Express”, which was built in 1997 and acquired on September 29, 2016.

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Corfu Navigation Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 34,654 DWT / 2,556 TEU container carrier M/V “EM Corfu”, which was built in 2001 and acquired on October 29, 2017.

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Diamantis Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 30,360 DWT / 2,008 TEU container carrier M/V “Diamantis P”, which was built in 1998 and acquired on August 2, 2019. The vessel was sold on January 15, 2025 (see Note 20).

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Hydra Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 23,351 DWT / 1,740 TEU container carrier M/V “EM Hydra”, which was built in 2005 and acquired on August 2, 2019.

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Spetses Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 23,224 DWT / 1,740 TEU container carrier M/V “EM Spetses”, which was built in 2007 and acquired on August 7, 2019.

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Kea Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 42,165 DWT / 3,100 TEU container carrier M/V “EM Kea”, which was built in 2007 and acquired on August 7, 2019.

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Antwerp Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Marshall Islands flag 50,726 DWT / 4,253 TEU container carrier M/V “Synergy Antwerp”, which was built in 2008 and acquired on November 19, 2019.

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Keelung Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Cypriot flag 50,969 DWT / 4,253 TEU container carrier M/V “Synergy Keelung”, which was built in 2009 and acquired on November 18, 2019.

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Oakland Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Cypriot flag 50,787 DWT / 4,253 TEU container carrier M/V “Synergy Oakland”, which was built in 2009 and acquired on November 19, 2019.

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Busan Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Marshall Islands flag 50,726 DWT / 4,253 TEU container carrier M/V “Synergy Busan”, which was built in 2009 and acquired on November 21, 2019.

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Jonathan Shipowners Ltd., incorporated in the Republic of Liberia on August 25, 2021, owner of the Liberian flag 23,357 DWT / 1,740 TEU container carrier M/V “Jonathan P”, which was built in 2006 and acquired on October 18, 2021.

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Marcos Shipping Ltd., incorporated in the Republic of the Marshall Islands on September 27, 2021, owner of the Panamanian flag 72,968 DWT / 6,350 TEU container carrier M/V “Marcos V”, which was built in 2005 and acquired on December 14, 2021.

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Gregos Maritime Ltd., incorporated in the Republic of the Marshall Islands on December 14, 2020, entered on June 29, 2021, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4201). The vessel was delivered to the Company on April 6, 2023.

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Terataki Shipping Ltd., incorporated in the Republic of the Marshall Islands on  June 25, 2021, entered on  June 29, 2021, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4202). The vessel was delivered to the Company on July 6, 2023.

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Emmanuel Shipping Ltd., incorporated in the Republic of the Marshal Islands on April 27, 2022, owner of the Marshal Islands flag 50,796 DWT / 4,250 TEU container carrier M/V “Emmanuel P”, which was built in 2005 and acquired on May 24, 2022.

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Rena Shipping Ltd., incorporated in the Republic of the Marshal Islands on April 27, 2022, owner of the Marshal Islands flag 50,796 DWT / 4,250 TEU container carrier M/V “Rena P”, which was built in 2007 and acquired on June 27, 2022.

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Tender Soul Shipping Ltd., incorporated in the Republic of the Marshall Islands on  January 27, 2022, entered on  January 28, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4236). The vessel was named M/V “Tender Soul” and was delivered to the Company on February 6, 2024.

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Leonidas Shipping Ltd., incorporated in the Republic of the Marshall Islands on  January 27, 2022, entered on  January 28, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4237). The vessel was named M/V “Leonidas Z” and was delivered to the Company on April 25, 2024.

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Monica Shipowners Ltd., incorporated in the Republic of Liberia on  March 15, 2022, entered on  March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4248). The vessel was named M/V “Monica” and was delivered to the Company on May 13, 2024.

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Stephania Shipping Ltd., incorporated in the Republic of Liberia on  March 15, 2022, entered on  March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4249). The vessel was named M/V “Stephania K” and was delivered to the Company on June 28, 2024.

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Pepi Shipping Ltd., incorporated in the Republic of Liberia on  March 15, 2022, entered on  March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4250). The vessel was named M/V “Pepi Star” and was delivered to the Company on July 19, 2024.

b)	Subsidiaries owning vessels under construction

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Dear Panel Shipping Ltd., incorporated in the Republic of Liberia on May 20, 2022, entered on May 20, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4251). The vessel was named M/V “Dear Panel” and was delivered to the Company on January 7, 2025.

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Symeon Shipping Ltd., incorporated in the Republic of Liberia on May 20, 2022, entered on May 20, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4252). The vessel was named M/V “Symeon P” and was delivered to the Company on January 8, 2025.

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Nikitas Shipping Ltd., previously named Waylon Consulting Co. and renamed on October 15, 2024, incorporated in the Republic of Marshall Islands on April 1, 2024, entered on June 28, 2024, into a shipbuilding contract with Jiangsu Yangzi Xinfu Shipbuilding Co., Ltd. for the construction of a 4,300 TEU container carrier (Hull No. 1712). The vessel is expected to be delivered in the fourth quarter of 2027.

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Elena Shipowners Ltd., previously named Impatien Finance S.A. and renamed on October 15, 2024, incorporated in the Republic of Marshall Islands on May 9, 2024, entered on June 28, 2024, into a shipbuilding contract with Jiangsu Yangzi Xinfu Shipbuilding Co., Ltd. for the construction of a 4,300 TEU container carrier (Hull No. 1711). The vessel is expected to be delivered in the fourth quarter of 2027.

c)	Non-vessel owning subsidiaries

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Athens Shipping Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 32,350 DWT / 2,506 TEU container carrier M/V “EM Athens”, which was built in 2000 and acquired on September 29, 2017. The vessel was sold on November 9, 2020.

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Oinousses Navigation Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 32,350 DWT / 2,506 TEU container carrier M/V “EM Oinousses”, which was built in 2000 and acquired on October 23, 2017. The vessel was sold on July 17, 2020.

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Gregos Shipping Ltd., incorporated in the Republic of Liberia on May 25, 2017, owner of the Liberian flag 35,600 DWT / 2,788 TEU container carrier M/V “EM Astoria”, which was built in 2004 and acquired on June 20, 2017. The vessel was sold on June 26, 2024.

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Eurocon Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Antwerp Shipping Ltd., Busan Shipping Ltd., Gregos Shipping Limited, Oinousses Navigation Ltd., Keelung Shipping Ltd. and Oakland Shipping Ltd.

●	Argonaut Sponsor LLC and Argonaut Acquisition Corporation are dormant entities incorporated in the State of Delaware on February 11, 2022.

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Euroholdings Ltd., incorporated in the Republic of the Marshall Islands on March 20, 2024, by Euroseas Ltd. On January 8, 2025, Euroseas approved and effected the contribution of three of its vessel-owning subsidiaries to Euroholding Ltd., in exchange for all its issued and outstanding shares of common stock, par value $0.01 per share (see Note 20(a)) and the distribution of all its issued and outstanding common shares took place on March 17, 2025 to Euroseas shareholders of record as of March 7, 2025 (see Note 20(a)).

During the years ended December 31, 2022, 2023 and 2024, the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2022	2023	2024
Maersk Line A/S	21%	23%	22%
Sealand Maersk Asia Pte. Ltd	21%	15%	-
Asyad Line LLC	-	11%	17%
Zim Integrated Shipping Services Ltd.	21%	23%	15%
Orient Overseas Container Line Ltd, Hong	-	-	12%
Hapag-Lloyd AG, Hamburg	-	-	10%
CMA CGM, Marseille	11%	10%	10%